Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use assets, net	$ 1,060,426	$ 1,232,323
Operating lease liabilities - current	139,222	163,343
Operating lease liabilities - non-current	919,781	1,073,205
Total operating lease liabilities	$ 1,059,003	$ 1,236,548